ASSETS HELD FOR SALE (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Assets Held For Sale
Schedule of assets held for sale

	PharmaCann Assets (1)	Available for Sale Subsidiaries (2)	Discontinued Operations (3)	TOTAL

Balance at Beginning of Period	$212,400	$12,066,428	$71,849,729	$84,128,557

Transferred In	-	6,614,986	-	6,614,987
Gain on the Sale of Assets Held for Sale	-	10,709,999	-	10,709,999
Proceeds from Sale	-	(24,750,298)	-	(24,750,298)
Ongoing Activity from Discontinued Operations	-	(4,641,116)	(7,845,258)	(12,486,373)

Balance at End of Period	$212,400	$-	$64,004,471	$64,216,871

	PharmaCann Assets (1)	Available for Sale Subsidiaries (2)	Discontinued Operations (3)	Investments	TOTAL

Balance at Beginning of Period	$-	$-	$64,365,544	$-	$64,365,544

Transferred In	6,870,833	12,066,428	-	8,456,665	27,393,926
Transferred Out	-	-	-	(3,503,843)	(3,503,843)
Changes in Fair Value of Assets Held for Sale	(1,050,833)	-	-	-	(1,050,833)
Proceeds from Sale	-	-	-	(4,952,822)	(4,952,822)
Ongoing Activity from Discontinued Operations	-	-	(43,184,493)	-	(43,184,493)
Impairment of Assets	(5,607,600)	-	-	-	(5,607,600)

Total Assets Held for Sale at End of Period	$212,400	$12,066,428	$21,181,051	$-	$33,459,879

(1)	See “Note 10 - Termination of Previously Announced Acquisition” for further information.
(2)	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the consolidated financial in accordance with ASC 360-10.
(3)	See “Note 26 - Discontinued Operations” for further information.

Schedule of discontinued operations

2020

Carrying Amounts of the Assets Included in Assets Held for Sale:

Cash and Cash Equivalents	$743,271
Prepaid Expenses	7,798
Inventory	520,464
Other Current Assets	81,427

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	717,952
Operating Lease Right-of-Use Assets	190,986
Intangible Assets, Net	5,227,288
Goodwill	4,577,242

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$12,066,428

Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	$963,255
Income Taxes Payable	159,053
Other Current Liabilities	27,854

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	296,694
Deferred Tax Liabilities	2,151,879

TOTAL NON-CURRENT LIABILITIES (1)

TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$3,598,735

(1)	The assets and liabilities of subsidiaries classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.